Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Ivy Variable Insurance Portfolios
Entity Central Index Key	0000810016
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000190645 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie VIP Asset Strategy Series
Class Name	Standard Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie VIP Asset Strategy Series (Series) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/vip-literature
Expenses [Text Block]
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Standard Class	$31	0.60%
^	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%	[1]
Net Assets	$ 579,128,353
Holdings Count | Holding	462
Advisory Fees Paid, Amount	$ 1,473,257
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Series statistics (as of June 30, 2025)
Series net assets	$579,128,353
Total number of portfolio holdings	462
Total advisory fees paid	$1,473,257
Portfolio turnover rate	38%

Holdings [Text Block]
Series holdings (as of June 30, 2025)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Portfolio composition
Common Stocks	58.70%
Corporate Bonds	10.45%
Agency Mortgage-Backed Securities	8.97%
Bullion	6.09%
US Treasury Obligations	3.98%
Exchange-Traded Funds	3.85%
Non-Agency Commercial Mortgage-Backed Securities	2.89%
Non-Agency Asset-Backed Securities	1.43%
Short-Term Investments	1.38%
Non-Agency Collateralized Mortgage Obligations	0.76%
Top 10 equity holdings
Microsoft	3.52%
NVIDIA	2.67%
Amazon.com	2.23%
Taiwan Semiconductor Manufacturing	2.02%
Apple	1.60%
Mastercard Class A	1.37%
Howmet Aerospace	1.34%
SAP	1.33%
BAE Systems	1.28%
KLA	1.22%

Largest Holdings [Text Block]
Top 10 equity holdings
Microsoft	3.52%
NVIDIA	2.67%
Amazon.com	2.23%
Taiwan Semiconductor Manufacturing	2.02%
Apple	1.60%
Mastercard Class A	1.37%
Howmet Aerospace	1.34%
SAP	1.33%
BAE Systems	1.28%
KLA	1.22%

C000017158 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie VIP Asset Strategy Series
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie VIP Asset Strategy Series (Series) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/vip-literature
Expenses [Text Block]
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Service Class	$44	0.85%
^	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%	[2]
Net Assets	$ 579,128,353
Holdings Count | Holding	462
Advisory Fees Paid, Amount	$ 1,473,257
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Series statistics (as of June 30, 2025)
Series net assets	$579,128,353
Total number of portfolio holdings	462
Total advisory fees paid	$1,473,257
Portfolio turnover rate	38%

Holdings [Text Block]
Series holdings (as of June 30, 2025)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Portfolio composition
Common Stocks	58.70%
Corporate Bonds	10.45%
Agency Mortgage-Backed Securities	8.97%
Bullion	6.09%
US Treasury Obligations	3.98%
Exchange-Traded Funds	3.85%
Non-Agency Commercial Mortgage-Backed Securities	2.89%
Non-Agency Asset-Backed Securities	1.43%
Short-Term Investments	1.38%
Non-Agency Collateralized Mortgage Obligations	0.76%
Top 10 equity holdings
Microsoft	3.52%
NVIDIA	2.67%
Amazon.com	2.23%
Taiwan Semiconductor Manufacturing	2.02%
Apple	1.60%
Mastercard Class A	1.37%
Howmet Aerospace	1.34%
SAP	1.33%
BAE Systems	1.28%
KLA	1.22%

Largest Holdings [Text Block]
Top 10 equity holdings
Microsoft	3.52%
NVIDIA	2.67%
Amazon.com	2.23%
Taiwan Semiconductor Manufacturing	2.02%
Apple	1.60%
Mastercard Class A	1.37%
Howmet Aerospace	1.34%
SAP	1.33%
BAE Systems	1.28%
KLA	1.22%

C000246484 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie VIP International Core Equity Series
Class Name	Standard Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie VIP International Core Equity Series (Series) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/vip-literature
Expenses [Text Block]
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Standard Class	$47	0.86%
^	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.86%	[3]
Net Assets	$ 797,535,611
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 2,968,376
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Series statistics (as of June 30, 2025)
Series net assets	$797,535,611
Total number of portfolio holdings	62
Total advisory fees paid	$2,968,376
Portfolio turnover rate	34%

Holdings [Text Block]
Series holdings (as of June 30, 2025)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Country allocation
Japan	14.18%
Germany	13.28%
United Kingdom	10.60%
Netherlands	6.67%
India	6.32%
China	5.89%
Brazil	4.63%
Taiwan	4.49%
France	4.44%
South Korea	3.86%

Sector allocation*
Financials	17.90%
Information Technology	16.52%
Industrials	16.07%
Communication Services	10.89%
Consumer Discretionary	10.02%
Healthcare	9.94%
Materials	6.40%
Consumer Staples	5.92%
Energy	1.56%
Utilities	0.85%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	4.49%
MercadoLibre	2.96%
Deutsche Telekom	2.94%
SK Hynix	2.87%
Heidelberg Materials	2.63%
SAP	2.39%
ING Groep	2.39%
Airbus	2.23%
Alcon	2.22%
Mitsubishi UFJ Financial Group	2.14%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Taiwan Semiconductor Manufacturing	4.49%
MercadoLibre	2.96%
Deutsche Telekom	2.94%
SK Hynix	2.87%
Heidelberg Materials	2.63%
SAP	2.39%
ING Groep	2.39%
Airbus	2.23%
Alcon	2.22%
Mitsubishi UFJ Financial Group	2.14%

C000017159 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie VIP International Core Equity Series
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie VIP International Core Equity Series (Series) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/vip-literature
Expenses [Text Block]
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Service Class	$61	1.11%
^	Annualized.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.11%	[4]
Net Assets	$ 797,535,611
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 2,968,376
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Series statistics (as of June 30, 2025)
Series net assets	$797,535,611
Total number of portfolio holdings	62
Total advisory fees paid	$2,968,376
Portfolio turnover rate	34%

Holdings [Text Block]
Series holdings (as of June 30, 2025)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Country allocation
Japan	14.18%
Germany	13.28%
United Kingdom	10.60%
Netherlands	6.67%
India	6.32%
China	5.89%
Brazil	4.63%
Taiwan	4.49%
France	4.44%
South Korea	3.86%

Sector allocation*
Financials	17.90%
Information Technology	16.52%
Industrials	16.07%
Communication Services	10.89%
Consumer Discretionary	10.02%
Healthcare	9.94%
Materials	6.40%
Consumer Staples	5.92%
Energy	1.56%
Utilities	0.85%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	4.49%
MercadoLibre	2.96%
Deutsche Telekom	2.94%
SK Hynix	2.87%
Heidelberg Materials	2.63%
SAP	2.39%
ING Groep	2.39%
Airbus	2.23%
Alcon	2.22%
Mitsubishi UFJ Financial Group	2.14%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Taiwan Semiconductor Manufacturing	4.49%
MercadoLibre	2.96%
Deutsche Telekom	2.94%
SK Hynix	2.87%
Heidelberg Materials	2.63%
SAP	2.39%
ING Groep	2.39%
Airbus	2.23%
Alcon	2.22%
Mitsubishi UFJ Financial Group	2.14%

C000190647 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie VIP Mid Cap Growth Series
Class Name	Standard Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie VIP Mid Cap Growth Series (Series) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/vip-literature
Expenses [Text Block]
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Standard Class	$43	0.85%
^	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[5]
Net Assets	$ 389,424,952
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 1,480,302
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Series statistics (as of June 30, 2025)
Series net assets	$389,424,952
Total number of portfolio holdings	66
Total advisory fees paid	$1,480,302
Portfolio turnover rate	28%

Holdings [Text Block]
Series holdings (as of June 30, 2025)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation*
Information Technology	25.68%
Industrials	20.30%
Consumer Discretionary	16.82%
Healthcare	16.38%
Financials	9.62%
Real Estate	3.37%
Communication Services	3.01%
Materials	1.72%
Consumer Staples	1.16%

Top 10 equity holdings
IDEXX Laboratories	3.50%
CoStar Group	3.37%
Royal Caribbean Cruises	3.07%
Cloudflare Class A	2.57%
Insulet	2.57%
Fastenal	2.52%
Datadog Class A	2.38%
Howmet Aerospace	2.29%
HEICO Class A	2.12%
LPL Financial Holdings	2.04%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
IDEXX Laboratories	3.50%
CoStar Group	3.37%
Royal Caribbean Cruises	3.07%
Cloudflare Class A	2.57%
Insulet	2.57%
Fastenal	2.52%
Datadog Class A	2.38%
Howmet Aerospace	2.29%
HEICO Class A	2.12%
LPL Financial Holdings	2.04%

C000017162 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie VIP Mid Cap Growth Series
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie VIP Mid Cap Growth Series (Series) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/vip-literature
Expenses [Text Block]
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Service Class	$55	1.10%
^	Annualized.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.10%	[6]
Net Assets	$ 389,424,952
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 1,480,302
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Series statistics (as of June 30, 2025)
Series net assets	$389,424,952
Total number of portfolio holdings	66
Total advisory fees paid	$1,480,302
Portfolio turnover rate	28%

Holdings [Text Block]
Series holdings (as of June 30, 2025)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation*
Information Technology	25.68%
Industrials	20.30%
Consumer Discretionary	16.82%
Healthcare	16.38%
Financials	9.62%
Real Estate	3.37%
Communication Services	3.01%
Materials	1.72%
Consumer Staples	1.16%

Top 10 equity holdings
IDEXX Laboratories	3.50%
CoStar Group	3.37%
Royal Caribbean Cruises	3.07%
Cloudflare Class A	2.57%
Insulet	2.57%
Fastenal	2.52%
Datadog Class A	2.38%
Howmet Aerospace	2.29%
HEICO Class A	2.12%
LPL Financial Holdings	2.04%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
IDEXX Laboratories	3.50%
CoStar Group	3.37%
Royal Caribbean Cruises	3.07%
Cloudflare Class A	2.57%
Insulet	2.57%
Fastenal	2.52%
Datadog Class A	2.38%
Howmet Aerospace	2.29%
HEICO Class A	2.12%
LPL Financial Holdings	2.04%

C000190648 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie VIP Science and Technology Series
Class Name	Standard Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie VIP Science and Technology Series (Series) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/vip-literature
Expenses [Text Block]
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Standard Class	$48	0.90%
^	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.90%	[7]
Net Assets	$ 715,307,649
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 2,668,993
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Series statistics (as of June 30, 2025)
Series net assets	$715,307,649
Total number of portfolio holdings	38
Total advisory fees paid	$2,668,993
Portfolio turnover rate	29%

Holdings [Text Block]
Series holdings (as of June 30, 2025)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation*
Information Technology	62.07%
Communication Services	13.27%
Consumer Discretionary	11.60%
Industrials	5.08%
Healthcare	4.00%
Financials	1.45%
Real Estate	0.47%

Top 10 equity holdings
NVIDIA	7.78%
Seagate Technology Holdings	7.76%
Meta Platforms Class A	7.52%
Microsoft	5.51%
Broadcom	4.92%
Taiwan Semiconductor Manufacturing ADR	4.88%
Amazon.com	3.85%
SAP ADR	3.48%
CDW	2.75%
Lam Research	2.72%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
NVIDIA	7.78%
Seagate Technology Holdings	7.76%
Meta Platforms Class A	7.52%
Microsoft	5.51%
Broadcom	4.92%
Taiwan Semiconductor Manufacturing ADR	4.88%
Amazon.com	3.85%
SAP ADR	3.48%
CDW	2.75%
Lam Research	2.72%

C000017166 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie VIP Science and Technology Series
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie VIP Science and Technology Series (Series) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/vip-literature
Expenses [Text Block]
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Service Class	$62	1.15%
^	Annualized.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.15%	[8]
Net Assets	$ 715,307,649
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 2,668,993
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Series statistics (as of June 30, 2025)
Series net assets	$715,307,649
Total number of portfolio holdings	38
Total advisory fees paid	$2,668,993
Portfolio turnover rate	29%

Holdings [Text Block]
Series holdings (as of June 30, 2025)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation*
Information Technology	62.07%
Communication Services	13.27%
Consumer Discretionary	11.60%
Industrials	5.08%
Healthcare	4.00%
Financials	1.45%
Real Estate	0.47%

Top 10 equity holdings
NVIDIA	7.78%
Seagate Technology Holdings	7.76%
Meta Platforms Class A	7.52%
Microsoft	5.51%
Broadcom	4.92%
Taiwan Semiconductor Manufacturing ADR	4.88%
Amazon.com	3.85%
SAP ADR	3.48%
CDW	2.75%
Lam Research	2.72%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
NVIDIA	7.78%
Seagate Technology Holdings	7.76%
Meta Platforms Class A	7.52%
Microsoft	5.51%
Broadcom	4.92%
Taiwan Semiconductor Manufacturing ADR	4.88%
Amazon.com	3.85%
SAP ADR	3.48%
CDW	2.75%
Lam Research	2.72%

C000203521 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie VIP Small Cap Growth Series
Class Name	Standard Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie VIP Small Cap Growth Series (Series) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series atmacquarie.com/mam/vip-literature.You can also request this information by contacting us at800 523-1918, weekdays from8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/vip-literature
Expenses [Text Block]
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Standard Class	$45	0.89%
^	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%	[9]
Net Assets	$ 190,610,108
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 761,572
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Series statistics (as of June 30, 2025)
Series net assets	$190,610,108
Total number of portfolio holdings	86
Total advisory fees paid	$761,572
Portfolio turnover rate	36%

Holdings [Text Block]
Series holdings (as of June 30, 2025)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation*
Industrials	24.03%
Information Technology	23.30%
Healthcare	22.84%
Consumer Discretionary	12.20%
Financials	9.06%
Consumer Staples	3.48%
Communication Services	2.12%
Energy	1.06%
Materials	0.91%

Top 10 equity holdings
OSI Systems	2.94%
Universal Technical Institute	2.65%
IMAX	2.12%
American Superconductor	2.11%
Encompass Health	2.07%
Lumentum Holdings	2.00%
Ollie's Bargain Outlet Holdings	1.99%
Construction Partners Class A	1.97%
Tarsus Pharmaceuticals	1.96%
Integer Holdings	1.93%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
OSI Systems	2.94%
Universal Technical Institute	2.65%
IMAX	2.12%
American Superconductor	2.11%
Encompass Health	2.07%
Lumentum Holdings	2.00%
Ollie's Bargain Outlet Holdings	1.99%
Construction Partners Class A	1.97%
Tarsus Pharmaceuticals	1.96%
Integer Holdings	1.93%

C000017167 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie VIP Small Cap Growth Series
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie VIP Small Cap Growth Series (Series) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series atmacquarie.com/mam/vip-literature.You can also request this information by contacting us at800 523-1918, weekdays from8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/vip-literature
Expenses [Text Block]
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Service Class	$58	1.14%
^	Annualized.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.14%	[10]
Net Assets	$ 190,610,108
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 761,572
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Series statistics (as of June 30, 2025)
Series net assets	$190,610,108
Total number of portfolio holdings	86
Total advisory fees paid	$761,572
Portfolio turnover rate	36%

Holdings [Text Block]
Series holdings (as of June 30, 2025)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation*
Industrials	24.03%
Information Technology	23.30%
Healthcare	22.84%
Consumer Discretionary	12.20%
Financials	9.06%
Consumer Staples	3.48%
Communication Services	2.12%
Energy	1.06%
Materials	0.91%

Top 10 equity holdings
OSI Systems	2.94%
Universal Technical Institute	2.65%
IMAX	2.12%
American Superconductor	2.11%
Encompass Health	2.07%
Lumentum Holdings	2.00%
Ollie's Bargain Outlet Holdings	1.99%
Construction Partners Class A	1.97%
Tarsus Pharmaceuticals	1.96%
Integer Holdings	1.93%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
OSI Systems	2.94%
Universal Technical Institute	2.65%
IMAX	2.12%
American Superconductor	2.11%
Encompass Health	2.07%
Lumentum Holdings	2.00%
Ollie's Bargain Outlet Holdings	1.99%
Construction Partners Class A	1.97%
Tarsus Pharmaceuticals	1.96%
Integer Holdings	1.93%

C000017168 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie VIP Smid Cap Core Series
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie VIP Smid Cap Core Series (Series) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/vip-literature
Expenses [Text Block]
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Service Class	$59	1.19%
^	Annualized.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.19%	[11]
Net Assets	$ 176,077,348
Holdings Count | Holding	123
Advisory Fees Paid, Amount	$ 792,164
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Series statistics (as of June 30, 2025)
Series net assets	$176,077,348
Total number of portfolio holdings	123
Total advisory fees paid	$792,164
Portfolio turnover rate	9%

Holdings [Text Block]
Series holdings (as of June 30, 2025)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation*
Industrials	23.30%
Financials	17.24%
Information Technology	13.53%
Healthcare	12.83%
Consumer Discretionary	9.01%
Real Estate	6.08%
Materials	4.07%
Consumer Staples	3.80%
Energy	3.74%
Communication Services	2.36%
Utilities	1.78%

Top 10 equity holdings
East West Bancorp	2.08%
Casey's General Stores	1.93%
Axis Capital Holdings	1.79%
Guidewire Software	1.78%
Webster Financial	1.65%
Reliance	1.47%
Dick's Sporting Goods	1.45%
Pinnacle Financial Partners	1.42%
Reinsurance Group of America	1.35%
Kemper	1.34%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
East West Bancorp	2.08%
Casey's General Stores	1.93%
Axis Capital Holdings	1.79%
Guidewire Software	1.78%
Webster Financial	1.65%
Reliance	1.47%
Dick's Sporting Goods	1.45%
Pinnacle Financial Partners	1.42%
Reinsurance Group of America	1.35%
Kemper	1.34%

C000017169 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie VIP Balanced Series
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie VIP Balanced Series (Series) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/vip-literature
Expenses [Text Block]
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Service Class	$52	1.02%
^	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.02%	[12]
Net Assets	$ 222,484,376
Holdings Count | Holding	419
Advisory Fees Paid, Amount	$ 726,522
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Series statistics (as of June 30, 2025)
Series net assets	$222,484,376
Total number of portfolio holdings	419
Total advisory fees paid	$726,522
Portfolio turnover rate	33%

Holdings [Text Block]
Series holdings (as of June 30, 2025)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Portfolio composition
Common Stocks	59.37%
Corporate Bonds	11.00%
Agency Mortgage-Backed Securities	8.99%
Exchange-Traded Funds	7.73%
US Treasury Obligations	5.35%
Non-Agency Commercial Mortgage-Backed Securities	2.76%
Short-Term Investments	1.95%
Non-Agency Asset-Backed Securities	1.19%
Non-Agency Collateralized Mortgage Obligations	0.75%
Loan Agreements	0.51%
Top 10 equity holdings
Microsoft	4.43%
NVIDIA	3.35%
Amazon.com	2.77%
Howmet Aerospace	2.20%
Taiwan Semiconductor Manufacturing ADR	2.06%
Apple	1.85%
Meta Platforms Class A	1.75%
Costco Wholesale	1.61%
Abbott Laboratories	1.43%
CME Group	1.42%

Largest Holdings [Text Block]
Top 10 equity holdings
Microsoft	4.43%
NVIDIA	3.35%
Amazon.com	2.77%
Howmet Aerospace	2.20%
Taiwan Semiconductor Manufacturing ADR	2.06%
Apple	1.85%
Meta Platforms Class A	1.75%
Costco Wholesale	1.61%
Abbott Laboratories	1.43%
CME Group	1.42%

C000017170 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie VIP Value Series
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie VIP Value Series (Series) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/vip-literature
Expenses [Text Block]
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Service Class	$50	0.99%
^	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.99%	[13]
Net Assets	$ 186,530,691
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 596,273
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Series statistics (as of June 30, 2025)
Series net assets	$186,530,691
Total number of portfolio holdings	33
Total advisory fees paid	$596,273
Portfolio turnover rate	19%

Holdings [Text Block]
Series holdings (as of June 30, 2025)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation*
Financials	18.71%
Healthcare	14.11%
Information Technology	12.81%
Industrials	12.35%
Communication Services	9.63%
Consumer Discretionary	9.17%
Consumer Staples	8.18%
Energy	5.97%
Real Estate	2.93%
Utilities	2.80%
Materials	2.64%

Top 10 equity holdings
Cisco Systems	3.52%
Charles Schwab	3.35%
Alphabet Class A	3.34%
Analog Devices	3.33%
Bank of America	3.30%
CSX	3.24%
Walt Disney	3.21%
Travelers	3.20%
Genuine Parts	3.18%
Exxon Mobil	3.17%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Cisco Systems	3.52%
Charles Schwab	3.35%
Alphabet Class A	3.34%
Analog Devices	3.33%
Bank of America	3.30%
CSX	3.24%
Walt Disney	3.21%
Travelers	3.20%
Genuine Parts	3.18%
Exxon Mobil	3.17%

C000017171 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie VIP Corporate Bond Series
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie VIP Corporate Bond Series (Series) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/vip-literature
Expenses [Text Block]
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Service Class	$39	0.78%
^	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.78%	[14]
Net Assets	$ 474,593,620
Holdings Count | Holding	215
Advisory Fees Paid, Amount	$ 1,101,414
Investment Company Portfolio Turnover	88.00%
Additional Fund Statistics [Text Block]	Series statistics (as of June 30, 2025)
Series net assets	$474,593,620
Total number of portfolio holdings	215
Total advisory fees paid	$1,101,414
Portfolio turnover rate	88%

Holdings [Text Block]
Series holdings (as of June 30, 2025)
The table below shows the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation
Banking	23.87%
Electric	10.11%
Consumer Non-Cyclical	9.42%
Capital Goods	9.26%
Communications	7.84%
Technology	6.70%
Energy	6.64%
Insurance	6.45%
Finance Companies	3.73%
Real Estate Investment Trusts	3.28%

C000017172 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie VIP Core Equity Series
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie VIP Core Equity Series (Series) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/vip-literature
Expenses [Text Block]
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Service Class	$49	0.95%
^	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%	[15]
Net Assets	$ 690,427,415
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 2,120,555
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Series statistics (as of June 30, 2025)
Series net assets	$690,427,415
Total number of portfolio holdings	51
Total advisory fees paid	$2,120,555
Portfolio turnover rate	19%

Holdings [Text Block]
Series holdings (as of June 30, 2025)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation*
Information Technology	30.30%
Financials	22.41%
Industrials	11.40%
Communication Services	10.70%
Consumer Discretionary	8.48%
Healthcare	5.97%
Materials	4.71%
Consumer Staples	2.65%
Utilities	0.86%
Energy	0.47%

Top 10 equity holdings
Microsoft	7.28%
NVIDIA	5.54%
Amazon.com	4.59%
Howmet Aerospace	3.64%
Taiwan Semiconductor Manufacturing ADR	3.41%
Alphabet Class A	3.39%
Apple	3.07%
Meta Platforms Class A	2.90%
Costco Wholesale	2.66%
Abbott Laboratories	2.40%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Microsoft	7.28%
NVIDIA	5.54%
Amazon.com	4.59%
Howmet Aerospace	3.64%
Taiwan Semiconductor Manufacturing ADR	3.41%
Alphabet Class A	3.39%
Apple	3.07%
Meta Platforms Class A	2.90%
Costco Wholesale	2.66%
Abbott Laboratories	2.40%

C000017174 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie VIP Natural Resources Series
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie VIP Natural Resources Series (Series) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/vip-literature
Expenses [Text Block]
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Service Class	$66	1.27%
^	Annualized.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.27%	[16]
Net Assets	$ 75,208,870
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 300,021
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Series statistics (as of June 30, 2025)
Series net assets	$75,208,870
Total number of portfolio holdings	43
Total advisory fees paid	$300,021
Portfolio turnover rate	22%

Holdings [Text Block]
Series holdings (as of June 30, 2025)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation*
Materials	61.17%
Energy	30.87%
Consumer Staples	3.10%
Industrials	2.04%
Information Technology	1.79%

Top 10 equity holdings
Shell	6.45%
Nutrien	4.57%
Hudbay Minerals	4.54%
Newmont	4.08%
CF Industries Holdings	3.94%
Wheaton Precious Metals	3.87%
Steel Dynamics	3.68%
Expand Energy	3.65%
Valero Energy	3.63%
ERO Copper	3.39%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Shell	6.45%
Nutrien	4.57%
Hudbay Minerals	4.54%
Newmont	4.08%
CF Industries Holdings	3.94%
Wheaton Precious Metals	3.87%
Steel Dynamics	3.68%
Expand Energy	3.65%
Valero Energy	3.63%
ERO Copper	3.39%

C000017175 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie VIP Growth Series
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie VIP Growth Series (Series) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/vip-literature
Expenses [Text Block]
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Service Class	$51	1.01%
^	Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.01%	[17]
Net Assets	$ 607,932,267
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 2,224,935
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Series statistics (as of June 30, 2025)
Series net assets	$607,932,267
Total number of portfolio holdings	35
Total advisory fees paid	$2,224,935
Portfolio turnover rate	15%

Holdings [Text Block]
Series holdings (as of June 30, 2025)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation*
Information Technology	47.61%
Financials	15.05%
Healthcare	9.92%
Consumer Discretionary	9.70%
Industrials	7.80%
Real Estate	3.78%
Communication Services	3.54%
Consumer Staples	1.98%

Top 10 equity holdings
Microsoft	15.51%
NVIDIA	12.50%
Apple	6.71%
Amazon.com	6.63%
Visa Class A	4.83%
Intercontinental Exchange	3.55%
Alphabet Class A	3.54%
Intuit	2.88%
Mastercard Class A	2.70%
Waste Connections	2.50%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Microsoft	15.51%
NVIDIA	12.50%
Apple	6.71%
Amazon.com	6.63%
Visa Class A	4.83%
Intercontinental Exchange	3.55%
Alphabet Class A	3.54%
Intuit	2.88%
Mastercard Class A	2.70%
Waste Connections	2.50%

C000190649 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie VIP High Income Series
Class Name	Standard Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie VIP High Income Series (Series) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/vip-literature
Expenses [Text Block]
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Standard Class	$34	0.68%
^	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%	[18]
Net Assets	$ 779,851,325
Holdings Count | Holding	292
Advisory Fees Paid, Amount	$ 2,374,177
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Series statistics (as of June 30, 2025)
Series net assets	$779,851,325
Total number of portfolio holdings	292
Total advisory fees paid	$2,374,177
Portfolio turnover rate	24%

Holdings [Text Block]
Series holdings (as of June 30, 2025)
The table below shows the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation
Energy	11.39%
Media	8.33%
Capital Goods	7.22%
Healthcare	6.98%
Telecommunications	6.11%
Financial Services	5.85%
Leisure	5.64%
Basic Industry	5.06%
Technology & Electronics	4.75%
Retail	4.50%

C000017176 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie VIP High Income Series
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie VIP High Income Series (Series) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/vip-literature
Expenses [Text Block]
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Service Class	$47	0.93%
^	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.93%	[19]
Net Assets	$ 779,851,325
Holdings Count | Holding	292
Advisory Fees Paid, Amount	$ 2,374,177
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Series statistics (as of June 30, 2025)
Series net assets	$779,851,325
Total number of portfolio holdings	292
Total advisory fees paid	$2,374,177
Portfolio turnover rate	24%

Holdings [Text Block]
Series holdings (as of June 30, 2025)
The table below shows the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation
Energy	11.39%
Media	8.33%
Capital Goods	7.22%
Healthcare	6.98%
Telecommunications	6.11%
Financial Services	5.85%
Leisure	5.64%
Basic Industry	5.06%
Technology & Electronics	4.75%
Retail	4.50%

C000017177 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie VIP Global Growth Series
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie VIP Global Growth Series (Series) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/vip-literature
Expenses [Text Block]
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Service Class	$55	1.04%
^	Annualized.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.04%	[20]
Net Assets	$ 166,230,466
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 519,161
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Series statistics (as of June 30, 2025)
Series net assets	$166,230,466
Total number of portfolio holdings	58
Total advisory fees paid	$519,161
Portfolio turnover rate	17%

Holdings [Text Block]
Series holdings (as of June 30, 2025)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Country allocation
United States	60.04%
Germany	6.47%
United Kingdom	4.40%
Japan	3.63%
India	3.54%
Taiwan	3.41%
South Korea	2.70%
France	2.05%
Singapore	1.84%
Spain	1.74%

Sector allocation*
Information Technology	27.26%
Financials	16.62%
Industrials	13.38%
Consumer Discretionary	11.32%
Communication Services	9.15%
Healthcare	8.22%
Consumer Staples	7.37%
Materials	2.51%
Utilities	1.58%
Energy	1.49%

Top 10 equity holdings
Microsoft	5.93%
NVIDIA	4.49%
Amazon.com	3.75%
Taiwan Semiconductor Manufacturing	3.41%
Apple	2.69%
Mastercard Class A	2.30%
Howmet Aerospace	2.26%
SAP	2.23%
BAE Systems	2.16%
KLA	2.06%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Microsoft	5.93%
NVIDIA	4.49%
Amazon.com	3.75%
Taiwan Semiconductor Manufacturing	3.41%
Apple	2.69%
Mastercard Class A	2.30%
Howmet Aerospace	2.26%
SAP	2.23%
BAE Systems	2.16%
KLA	2.06%

C000190650 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie VIP Energy Series
Class Name	Standard Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie VIP Energy Series (Series) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/vip-literature
Expenses [Text Block]
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Standard Class	$45	0.90%
^	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%	[21]
Net Assets	$ 71,825,784
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 250,592
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Series statistics (as of June 30, 2025)
Series net assets	$71,825,784
Total number of portfolio holdings	33
Total advisory fees paid	$250,592
Portfolio turnover rate	28%

Holdings [Text Block]
Series holdings (as of June 30, 2025)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation*
Energy	88.38%
Industrials	1.92%
Information Technology	1.62%
Utilities	1.16%
Consumer Staples	1.14%

Top 10 equity holdings
Shell	7.72%
Valero Energy	5.52%
HF Sinclair	5.51%
ARC Resources	5.19%
Expand Energy	4.99%
ConocoPhillips	4.89%
Kimbell Royalty Partners	4.50%
Tourmaline Oil	4.50%
Exxon Mobil	4.19%
Permian Resources	4.05%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Shell	7.72%
Valero Energy	5.52%
HF Sinclair	5.51%
ARC Resources	5.19%
Expand Energy	4.99%
ConocoPhillips	4.89%
Kimbell Royalty Partners	4.50%
Tourmaline Oil	4.50%
Exxon Mobil	4.19%
Permian Resources	4.05%

C000032174 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie VIP Energy Series
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie VIP Energy Series (Series) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/vip-literature
Expenses [Text Block]
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Service Class	$57	1.15%
^	Annualized.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.15%	[22]
Net Assets	$ 71,825,784
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 250,592
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Series statistics (as of June 30, 2025)
Series net assets	$71,825,784
Total number of portfolio holdings	33
Total advisory fees paid	$250,592
Portfolio turnover rate	28%

Holdings [Text Block]
Series holdings (as of June 30, 2025)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation*
Energy	88.38%
Industrials	1.92%
Information Technology	1.62%
Utilities	1.16%
Consumer Staples	1.14%

Top 10 equity holdings
Shell	7.72%
Valero Energy	5.52%
HF Sinclair	5.51%
ARC Resources	5.19%
Expand Energy	4.99%
ConocoPhillips	4.89%
Kimbell Royalty Partners	4.50%
Tourmaline Oil	4.50%
Exxon Mobil	4.19%
Permian Resources	4.05%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Shell	7.72%
Valero Energy	5.52%
HF Sinclair	5.51%
ARC Resources	5.19%
Expand Energy	4.99%
ConocoPhillips	4.89%
Kimbell Royalty Partners	4.50%
Tourmaline Oil	4.50%
Exxon Mobil	4.19%
Permian Resources	4.05%

C000057543 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie VIP Pathfinder Aggressive Series
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie VIP Pathfinder Aggressive Series (Series) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/vip-literature
Expenses [Text Block]
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Service Class	$9	0.17%
^	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%	[23]
Net Assets	$ 49,744,866
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Series statistics (as of June 30, 2025)
Series net assets	$49,744,866
Total number of portfolio holdings	9
Total advisory fees paid	$0
Portfolio turnover rate	20%

Holdings [Text Block]
Series holdings (as of June 30, 2025)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Portfolio composition
Affiliated Mutual Funds	99.81%
Fixed Income Funds	14.64%
Global / International Equity Fund	29.92%
US Equity Funds	55.25%
Short-Term Investments	0.24%
Top underlying funds
Macquarie VIP International Core Equity Series Standard Class	29.92%
Macquarie VIP Core Equity Series Service Class	22.28%
Macquarie VIP Growth and Income Series Standard Class	15.98%
Macquarie VIP Corporate Bond Series Service Class	14.14%
Macquarie VIP Growth Series Service Class	7.29%
Macquarie VIP Value Series Service Class	6.05%
Macquarie VIP Smid Cap Core Series Service Class	3.65%
Macquarie VIP High Income Series Standard Class	0.25%
Macquarie VIP Limited-Term Bond Series Service Class	0.25%

Largest Holdings [Text Block]
Top underlying funds
Macquarie VIP International Core Equity Series Standard Class	29.92%
Macquarie VIP Core Equity Series Service Class	22.28%
Macquarie VIP Growth and Income Series Standard Class	15.98%
Macquarie VIP Corporate Bond Series Service Class	14.14%
Macquarie VIP Growth Series Service Class	7.29%
Macquarie VIP Value Series Service Class	6.05%
Macquarie VIP Smid Cap Core Series Service Class	3.65%
Macquarie VIP High Income Series Standard Class	0.25%
Macquarie VIP Limited-Term Bond Series Service Class	0.25%

C000057544 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie VIP Pathfinder Moderately Aggressive Series
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie VIP Pathfinder Moderately Aggressive Series (Series) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/vip-literature
Expenses [Text Block]
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Service Class	$3	0.06%
^	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%	[24]
Net Assets	$ 448,104,386
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Series statistics (as of June 30, 2025)
Series net assets	$448,104,386
Total number of portfolio holdings	9
Total advisory fees paid	$0
Portfolio turnover rate	20%

Holdings [Text Block]
Series holdings (as of June 30, 2025)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Portfolio composition
Affiliated Mutual Funds	99.77%
Fixed Income Funds	24.54%
Global / International Equity Fund	24.95%
US Equity Funds	50.28%
Short-Term Investments	0.25%
Top underlying funds
Macquarie VIP International Core Equity Series Standard Class	24.95%
Macquarie VIP Core Equity Series Service Class	20.28%
Macquarie VIP Corporate Bond Series Service Class	19.37%
Macquarie VIP Growth and Income Series Standard Class	14.49%
Macquarie VIP Growth Series Service Class	6.69%
Macquarie VIP Value Series Service Class	5.56%
Macquarie VIP Limited-Term Bond Series Service Class	4.67%
Macquarie VIP Smid Cap Core Series Service Class	3.26%
Macquarie VIP High Income Series Standard Class	0.50%

Largest Holdings [Text Block]
Top underlying funds
Macquarie VIP International Core Equity Series Standard Class	24.95%
Macquarie VIP Core Equity Series Service Class	20.28%
Macquarie VIP Corporate Bond Series Service Class	19.37%
Macquarie VIP Growth and Income Series Standard Class	14.49%
Macquarie VIP Growth Series Service Class	6.69%
Macquarie VIP Value Series Service Class	5.56%
Macquarie VIP Limited-Term Bond Series Service Class	4.67%
Macquarie VIP Smid Cap Core Series Service Class	3.26%
Macquarie VIP High Income Series Standard Class	0.50%

C000057545 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie VIP Pathfinder Moderate Series
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie VIP Pathfinder Moderate Series (Series) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/vip-literature
Expenses [Text Block]
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Service Class	$3	0.06%
^	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%	[25]
Net Assets	$ 367,869,459
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Series statistics (as of June 30, 2025)
Series net assets	$367,869,459
Total number of portfolio holdings	9
Total advisory fees paid	$0
Portfolio turnover rate	20%

Holdings [Text Block]
Series holdings (as of June 30, 2025)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Portfolio composition
Affiliated Mutual Funds	99.77%
Fixed Income Funds	34.46%
Global / International Equity Fund	19.99%
US Equity Funds	45.32%
Short-Term Investments	0.25%
Top underlying funds
Macquarie VIP Corporate Bond Series Service Class	24.12%
Macquarie VIP International Core Equity Series Standard Class	19.99%
Macquarie VIP Core Equity Series Service Class	18.28%
Macquarie VIP Growth and Income Series Standard Class	13.10%
Macquarie VIP Limited-Term Bond Series Service Class	9.59%
Macquarie VIP Growth Series Service Class	6.00%
Macquarie VIP Value Series Service Class	4.97%
Macquarie VIP Smid Cap Core Series Service Class	2.97%
Macquarie VIP High Income Series Standard Class	0.75%

Largest Holdings [Text Block]
Top underlying funds
Macquarie VIP Corporate Bond Series Service Class	24.12%
Macquarie VIP International Core Equity Series Standard Class	19.99%
Macquarie VIP Core Equity Series Service Class	18.28%
Macquarie VIP Growth and Income Series Standard Class	13.10%
Macquarie VIP Limited-Term Bond Series Service Class	9.59%
Macquarie VIP Growth Series Service Class	6.00%
Macquarie VIP Value Series Service Class	4.97%
Macquarie VIP Smid Cap Core Series Service Class	2.97%
Macquarie VIP High Income Series Standard Class	0.75%

C000057546 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie VIP Pathfinder Moderately Conservative Series
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie VIP Pathfinder Moderately Conservative Series (Series) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/vip-literature
Expenses [Text Block]
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Service Class	$5	0.10%
^	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[26]
Net Assets	$ 116,712,026
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Series statistics (as of June 30, 2025)
Series net assets	$116,712,026
Total number of portfolio holdings	9
Total advisory fees paid	$0
Portfolio turnover rate	19%

Holdings [Text Block]
Series holdings (as of June 30, 2025)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Portfolio composition
Affiliated Mutual Funds	99.78%
Fixed Income Funds	44.42%
Global / International Equity Fund	15.01%
US Equity Funds	40.35%
Short-Term Investments	0.25%
Top underlying funds
Macquarie VIP Corporate Bond Series Service Class	28.89%
Macquarie VIP Core Equity Series Service Class	16.27%
Macquarie VIP International Core Equity Series Standard Class	15.01%
Macquarie VIP Limited-Term Bond Series Service Class	14.53%
Macquarie VIP Growth and Income Series Standard Class	11.71%
Macquarie VIP Growth Series Service Class	5.31%
Macquarie VIP Value Series Service Class	4.38%
Macquarie VIP Smid Cap Core Series Service Class	2.68%
Macquarie VIP High Income Series Standard Class	1.00%

Largest Holdings [Text Block]
Top underlying funds
Macquarie VIP Corporate Bond Series Service Class	28.89%
Macquarie VIP Core Equity Series Service Class	16.27%
Macquarie VIP International Core Equity Series Standard Class	15.01%
Macquarie VIP Limited-Term Bond Series Service Class	14.53%
Macquarie VIP Growth and Income Series Standard Class	11.71%
Macquarie VIP Growth Series Service Class	5.31%
Macquarie VIP Value Series Service Class	4.38%
Macquarie VIP Smid Cap Core Series Service Class	2.68%
Macquarie VIP High Income Series Standard Class	1.00%

C000057547 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie VIP Pathfinder Conservative Series
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie VIP Pathfinder Conservative Series (Series) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series atmacquarie.com/mam/vip-literature.You can also request this information by contacting us at800 523-1918, weekdays from8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/vip-literature
Expenses [Text Block]
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Service Class	$7	0.14%
^	Annualized.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%	[27]
Net Assets	$ 65,065,853
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Series statistics (as of June 30, 2025)
Series net assets	$65,065,853
Total number of portfolio holdings	9
Total advisory fees paid	$0
Portfolio turnover rate	18%

Holdings [Text Block]
Series holdings (as of June 30, 2025)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Portfolio composition
Affiliated Mutual Funds	99.78%
Fixed Income Funds	54.40%
Global / International Equity Fund	10.02%
US Equity Funds	35.36%
Short-Term Investments	0.25%
Top underlying funds
Macquarie VIP Corporate Bond Series Service Class	33.67%
Macquarie VIP Limited-Term Bond Series Service Class	19.48%
Macquarie VIP Core Equity Series Service Class	14.25%
Macquarie VIP Growth and Income Series Standard Class	10.21%
Macquarie VIP International Core Equity Series Standard Class	10.02%
Macquarie VIP Growth Series Service Class	4.72%
Macquarie VIP Value Series Service Class	3.89%
Macquarie VIP Smid Cap Core Series Service Class	2.29%
Macquarie VIP High Income Series Standard Class	1.25%

Largest Holdings [Text Block]
Top underlying funds
Macquarie VIP Corporate Bond Series Service Class	33.67%
Macquarie VIP Limited-Term Bond Series Service Class	19.48%
Macquarie VIP Core Equity Series Service Class	14.25%
Macquarie VIP Growth and Income Series Standard Class	10.21%
Macquarie VIP International Core Equity Series Standard Class	10.02%
Macquarie VIP Growth Series Service Class	4.72%
Macquarie VIP Value Series Service Class	3.89%
Macquarie VIP Smid Cap Core Series Service Class	2.29%
Macquarie VIP High Income Series Standard Class	1.25%

C000091476 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie VIP Limited-Term Bond Series
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie VIP Limited-Term Bond Series (Series) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/vip-literature
Expenses [Text Block]
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Service Class	$40	0.79%
^	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%	[28]
Net Assets	$ 158,623,500
Holdings Count | Holding	188
Advisory Fees Paid, Amount	$ 343,892
Investment Company Portfolio Turnover	120.00%
Additional Fund Statistics [Text Block]	Series statistics (as of June 30, 2025)
Series net assets	$158,623,500
Total number of portfolio holdings	188
Total advisory fees paid	$343,892
Portfolio turnover rate	120%

Holdings [Text Block]
Series holdings (as of June 30, 2025)
The table below shows the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Portfolio composition
Corporate Bonds	32.39%
US Treasury Obligation	29.18%
Non-Agency Asset-Backed Securities	17.25%
Collateralized Loan Obligations	7.47%
Agency Mortgage-Backed Securities	6.95%
Non-Agency Collateralized Mortgage Obligations	3.58%
Agency Commercial Mortgage-Backed Securities	1.65%
Government Agency Obligations	0.34%
Sovereign Bond	0.21%
Agency Collateralized Mortgage Obligations	0.18%

C000129560 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie VIP Pathfinder Moderate – Managed Volatility Series
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie VIP Pathfinder Moderate – Managed Volatility Series (Series) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/vip-literature
Expenses [Text Block]
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Service Class	$12	0.24%
^	Annualized.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%	[29]
Net Assets	$ 355,103,857
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 318,064
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Series statistics (as of June 30, 2025)
Series net assets	$355,103,857
Total number of portfolio holdings	9
Total advisory fees paid	$318,064
Portfolio turnover rate	22%

Holdings [Text Block]
Series holdings (as of June 30, 2025)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Portfolio composition
Affiliated Mutual Funds	98.03%
Fixed Income Funds	33.87%
Global / International Equity Fund	19.65%
US Equity Funds	44.51%
Short-Term Investments	1.99%
Top underlying funds
Macquarie VIP Corporate Bond Series Service Class	23.70%
Macquarie VIP International Core Equity Series Standard Class	19.65%
Macquarie VIP Core Equity Series Service Class	17.95%
Macquarie VIP Growth and Income Series Standard Class	12.87%
Macquarie VIP Limited-Term Bond Series Service Class	9.43%
Macquarie VIP Growth Series Service Class	5.89%
Macquarie VIP Value Series Service Class	4.88%
Macquarie VIP Smid Cap Core Series Service Class	2.92%
Macquarie VIP High Income Series Standard Class	0.74%

Largest Holdings [Text Block]
Top underlying funds
Macquarie VIP Corporate Bond Series Service Class	23.70%
Macquarie VIP International Core Equity Series Standard Class	19.65%
Macquarie VIP Core Equity Series Service Class	17.95%
Macquarie VIP Growth and Income Series Standard Class	12.87%
Macquarie VIP Limited-Term Bond Series Service Class	9.43%
Macquarie VIP Growth Series Service Class	5.89%
Macquarie VIP Value Series Service Class	4.88%
Macquarie VIP Smid Cap Core Series Service Class	2.92%
Macquarie VIP High Income Series Standard Class	0.74%

C000129561 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie VIP Pathfinder Moderately Aggressive – Managed Volatility Series
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie VIP Pathfinder Moderately Aggressive – Managed Volatility Series (Series) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/vip-literature
Expenses [Text Block]
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Service Class	$12	0.24%
^	Annualized.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%	[30]
Net Assets	$ 50,411,787
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 13,719
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Series statistics (as of June 30, 2025)
Series net assets	$50,411,787
Total number of portfolio holdings	9
Total advisory fees paid	$13,719
Portfolio turnover rate	24%

Holdings [Text Block]
Series holdings (as of June 30, 2025)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Portfolio composition
Affiliated Mutual Funds	98.06%
Fixed Income Funds	24.12%
Global / International Equity Fund	24.53%
US Equity Funds	49.41%
Short-Term Investments	1.99%
Top underlying funds
Macquarie VIP International Core Equity Series Standard Class	24.53%
Macquarie VIP Core Equity Series Service Class	19.93%
Macquarie VIP Corporate Bond Series Service Class	19.04%
Macquarie VIP Growth and Income Series Standard Class	14.24%
Macquarie VIP Growth Series Service Class	6.58%
Macquarie VIP Value Series Service Class	5.46%
Macquarie VIP Limited-Term Bond Series Service Class	4.59%
Macquarie VIP Smid Cap Core Series Service Class	3.20%
Macquarie VIP High Income Series Standard Class	0.49%

Largest Holdings [Text Block]
Top underlying funds
Macquarie VIP International Core Equity Series Standard Class	24.53%
Macquarie VIP Core Equity Series Service Class	19.93%
Macquarie VIP Corporate Bond Series Service Class	19.04%
Macquarie VIP Growth and Income Series Standard Class	14.24%
Macquarie VIP Growth Series Service Class	6.58%
Macquarie VIP Value Series Service Class	5.46%
Macquarie VIP Limited-Term Bond Series Service Class	4.59%
Macquarie VIP Smid Cap Core Series Service Class	3.20%
Macquarie VIP High Income Series Standard Class	0.49%

C000129562 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie VIP Pathfinder Moderately Conservative – Managed Volatility Series
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie VIP Pathfinder Moderately Conservative – Managed Volatility Series (Series) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/vip-literature
Expenses [Text Block]
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Service Class	$12	0.24%
^	Annualized.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%	[31]
Net Assets	$ 22,680,866
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Series statistics (as of June 30, 2025)
Series net assets	$22,680,866
Total number of portfolio holdings	9
Total advisory fees paid	$0
Portfolio turnover rate	26%

Holdings [Text Block]
Series holdings (as of June 30, 2025)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Portfolio composition
Affiliated Mutual Funds	98.10%
Fixed Income Funds	43.66%
Global / International Equity Fund	14.77%
US Equity Funds	39.67%
Short-Term Investments	2.00%
Top underlying funds
Macquarie VIP Corporate Bond Series Service Class	28.40%
Macquarie VIP Core Equity Series Service Class	16.00%
Macquarie VIP International Core Equity Series Standard Class	14.77%
Macquarie VIP Limited-Term Bond Series Service Class	14.28%
Macquarie VIP Growth and Income Series Standard Class	11.51%
Macquarie VIP Growth Series Service Class	5.22%
Macquarie VIP Value Series Service Class	4.31%
Macquarie VIP Smid Cap Core Series Service Class	2.63%
Macquarie VIP High Income Series Standard Class	0.98%

Largest Holdings [Text Block]
Top underlying funds
Macquarie VIP Corporate Bond Series Service Class	28.40%
Macquarie VIP Core Equity Series Service Class	16.00%
Macquarie VIP International Core Equity Series Standard Class	14.77%
Macquarie VIP Limited-Term Bond Series Service Class	14.28%
Macquarie VIP Growth and Income Series Standard Class	11.51%
Macquarie VIP Growth Series Service Class	5.22%
Macquarie VIP Value Series Service Class	4.31%
Macquarie VIP Smid Cap Core Series Service Class	2.63%
Macquarie VIP High Income Series Standard Class	0.98%

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